CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2011
Cash Flows from Operating Activities:
Net loss	$ (360,590)	$ (7,894,159)
Depreciation and amortization	17,602	195,150
Bad debt expense	(5,191)
Inventory obsolescence	795
Beneficial conversion feature	96,167
Amortization of debt discount		79,333
Increase/Decrease in Gain on disposal of assets	(1,905)
Write off debt from subsidiary	21,799
Stock issued for services		92,800
Impairment expense on intangible asset		266,250
Increase in derivative liability		7,159,130
(Increase) Decrease in accounts receivable	(404,211)	121,939
(Increase) Decrease in inventory	(12,685)	(270,837)
(Increase) Decrease in prepaid expenses and other receivables	(15,194)	(791)
Increase (decrease) in accounts payable	211,237	(210,389)
Increase (decrease) in accrued expenses	48,128	(32,001)
Increase (decrease) in accrued expenses - related parties	150,000	179,000
Increase (decrease) in accrued interest - others		109,665
Increase (decrease) in accrued interest - related parties	39,908	50,838
Net Cash (Used) by Operating Activities	(214,140)	(154,072)
Purchase of equipment		(12,030)
Net Cash Used in Investing Activities		(12,030)
Payment on line of credit		(25,000)
Increase in bank overdraft	10,506	19,496
Borrowing on convertible notes		174,250
Borrowing on related party notes	175,500
Net Cash Provided by Financing Activities	186,006	168,746
Net increase (decrease) in Cash	(28,134)	2,644
Cash and Cash Equivalents - Beginning of Period	29,986	1,852
Cash and Cash Equivalents - End of Period	1,852	4,496
Cash paid for interest expense	6,184	12,962
Cash paid for income taxes		$ 3,200